Growth Opportunities Fund
Growth Opportunities Fund

TRIBUTARY FUNDS, INC.

September 26, 2014 Supplement to the Prospectus dated August 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Please note that all changes are effective October 1, 2014, unless otherwise noted below.

On page 13, in the section entitled “Principal Investment Strategies” for the Tributary Growth Opportunities Fund, please delete the second paragraph in its entirety and replace it with the following:

The sub-adviser seeks to implement a core growth approach to the portfolio that targets companies with above average growth characteristics and below average valuations. The focus is on investing in companies with sustainable above average growth in sales, earnings, and intrinsic value. The sub-adviser employs multiple diversification strategies to control risk and the Fund’s holdings are diversified across the major economic sectors and by the number of company positions.

On page 14, in the section entitled “Principal Risks” for the Tributary Growth Opportunities Fund, please delete the “Growth Investing Risk” in its entirety and replace it with the following:

Growth Investing Risk: The Fund’s growth approach to its equity investing could cause it to underperform as compared to other funds that employ a different investment style, depending on market conditions and investor sentiment. There is also a risk that the stocks selected for this Fund may not grow as the sub-adviser anticipated.